OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 3,400	$ 6,472
Other Liabilities	1,505	1,821
Deferred Revenues	3,270	6,146
Total	$ 8,175	$ 14,439